Parent Company Only Statements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends from Peoples Bank	$ (2,044)	$ (1,699)
Income before income taxes and equity in undistributed income of Peoples Bank	8,794	6,564
Income tax benefit	1,941	1,179
Net income	6,853	5,385
Parent Company [Member]
Dividends from Peoples Bank	2,044	1,699
Operating expenses	162	204
Income before income taxes and equity in undistributed income of Peoples Bank	1,882	1,495
Income tax benefit	(52)	(69)
Income before equity in undistributed income of Peoples Bank	1,934	1,564
Equity in undistributed income of Peoples Bank	4,919	3,821
Net income	$ 6,853	$ 5,385